PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2023	2022
Cost:

Software, computers and peripheral equipment	$8,220	$8,378
Office furniture and equipment	687	887
Capitalized software development costs	22,821	18,750
Leasehold improvements	4,027	3,999
	35,755	32,014

Accumulated depreciation	23,696	18,746

Depreciated cost	$12,059	$13,268